                                               Filed Pursuant to Rule 497(e)
                                               (File Nos.: 33-25716 811-5697)


                                     [LOGO]


                                 DEM INDEX FUND
                     A PORTFOLIO OF THE CHAPMAN FUNDS, INC.
                                 INVESTOR SHARES

                          Supplement dated July 30, 1999
                    to the Prospectus dated February 17, 1999

THE INFORMATION SET FORTH UNDER THE CAPTION "FUND EXPENSES" IS REVISED BY DELETING SUCH INFORMATION IN ITS ENTIRETY AND INSERTING IN LIEU THEREOF THE
FOLLOWING:

                                  FUND EXPENSES

                  The following table lists the costs and expenses an investor will incur either directly or indirectly as a stockholder of the Fund based on an estimate of the Fund's operating expenses.


STOCKHOLDER TRANSACTION EXPENSES                                INVESTOR SHARES
     Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)                             4.75%

     Maximum Deferred Sales Load                                      -0-%

     Maximum Sales Load Imposed on Reinvested Dividends and
     other Distributions                                              -0-%

     Redemption Fee
     (as a percentage of amount redeemed) 1                           -0-%


ANNUAL EXPENSES (as a percentage of net assets) 2
         Management Fees (after fee waiver) 3                        0.41%
         12b-1 Fees (after Investor Share fee waiver) 4              0.00%
         Other Expenses (after Investor Share expense                2.28%
         limitation) 5
         Total Fund Operating Expenses (after Investor Share         2.69%
         expense limitation) 5

----------------------

1    The Fund imposes a $9.00 charge only on redemptions by wire transfer.

2    See "MANAGEMENT."

3 The Investment Advisor is entitled to a fee for investment advisory and management services at an annual rate of up to .90% of the average weekly net assets of the Fund attributable to Investor Shares. The Investment Advisor has voluntarily limited such fee during the first fiscal year of the Fund to an aggregate of .41% of average weekly net assets. However, there is no guarantee that the Investment Advisor will continue to voluntarily limit the amount of such fee beyond October 31, 1999.

4 The Distributor is entitled to a fee for stockholder servicing and distribution services at an annual rate of up to a total of .75% (up to .25% service fee and .50% distribution fee) of the average daily net assets of the Fund attributable to Investor Shares. The Distributor has voluntarily waived such fee during the first fiscal year of the Fund. However, there can be no guarantee that the Distributor will continue to voluntarily waive such fee beyond October 31, 1999.

5 The Investment Advisor has voluntarily agreed to limit the total annual operating expenses of the Fund, solely attributable to Investor Shares, to 2.69% of average daily net assets effective July 1, 1999 until at least December 31, 2000. However, there is no guarantee that the Investment Advisor will continue to voluntarily limit the total annual operating expenses of the Fund attributable to the Investor Shares beyond December 31, 2000. In the absence of the voluntary fee waivers of the Investment Advisor and the Distributor and the Investment Advisor's voluntary expense limitation, estimated Total Annual Fund Operating Expenses would be 3.93% of estimated net assets.

         The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. These amounts are based upon payment by the Fund of operating expenses (excluding offering expenses) at the levels set forth in the table above.

         EXAMPLE

         An investor would pay the following expenses on a $1,000 investment assuming a 5% annual return, reinvestment of all dividends and distributions at net asset value and redemption at the end of each time period:


                                Investor Shares
1 Year                                $73

3 Years                              $127

                  The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. "Other Expenses" are based on estimated amounts for the current fiscal year. In the absence of the voluntary fee waivers of the Investment Advisor and the Distributor and the Investment Advisor's voluntary expense limitation, the estimated expenses set forth in the table above would be $85 and $162 for the one year and three year periods, respectively. Long-term investors in the Fund could pay more in 12b-1 fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. (the "NASD") THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE FUND AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while the examples assume a 5% annual return, the Fund's performance will vary and may result in a return greater or less than 5%. For a further description of the various costs and expenses incurred in the Fund's operation, see "MANAGEMENT."

THE CAPTION "INVESTMENT OBJECTIVES--GENERAL" AND THE INFORMATION SET FORTH THEREUNDER ARE REVISED BY DELETING THE SECOND PARAGRAPH OF SUCH SECTION IN ITS ENTIRETY AND INSERTING IN LIEU THEREOF THE FOLLOWING:

                  An index is a group of securities whose overall performance is used as a standard to measure investment performance. The DEM Index is comprised of stocks of 100 companies from the universe (the "DEM Universe") of companies that fit the DEM Profile ("DEM Companies"). These companies are selected to reflect the market capitalization and industry classification characteristics of the DEM Universe. The DEM Universe is a growing list of DEM Companies identified by an affiliate of the Investment Advisor that currently includes approximately 180 companies.

THE CAPTION "MANAGEMENT--THE INVESTMENT ADVISOR" AND THE INFORMATION SET FORTH THEREUNDER ARE REVISED BY INSERTING AS THE THIRD PARAGRAPH OF SUCH SECTION THE
FOLLOWING:

         The Investment Advisor has voluntarily agreed to limit the total annual operating expenses of the Fund, solely attributable to the Investor Shares, to 2.69% of average daily net assets effective July 1, 1999 until at least December 31, 2000. However, there is no guarantee that the Investment Advisor will continue to voluntarily limit the total annual operating expenses of the Fund attributable to the Investor Shares beyond December 31, 2000.





Domestic Emerging Markets-Registered Trademark- and DEM-Registered Trademark-are registered trademarks and the stylized C-Eagle Logo-TM-, DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM- DEM Index-TM- and DEM Multi-Manager-TM- are trademarks of Nathan A. Chapman, Jr.

                                     [LOGO]

                                 DEM INDEX FUND
                     A PORTFOLIO OF THE CHAPMAN FUNDS, INC.
                              INSTITUTIONAL SHARES


                          Supplement dated July 30, 1999
                    to the Prospectus dated February 17, 1999

THE INFORMATION SET FORTH UNDER THE CAPTION "FUND EXPENSES" IS REVISED BY DELETING SUCH INFORMATION IN ITS ENTIRETY AND INSERTING IN LIEU THEREOF THE
FOLLOWING:

                                  FUND EXPENSES

                  The following table lists the costs and expenses an investor will incur either directly or indirectly as a stockholder of the Fund based on an estimate of the Fund's operating expenses.


STOCKHOLDER TRANSACTION EXPENSES                              INSTITUTIONAL SHARES

     Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)                              -0-%

     Maximum Deferred Sales Load                                      -0-%

     Maximum Sales Load Imposed on Reinvested Dividends and
     other Distributions                                              -0-%

     Redemption Fee
     (as a percentage of amount redeemed) 1                           -0-%


ANNUAL EXPENSES (as a percentage of net assets) 2
         Management Fees (after fee waiver) 3                        0.41%
         12b-1 Fees                                                  0.25%
         Other Expenses (after Institutional Share expense           1.34%
         limitation) 4
         Total Fund Operating Expenses (after Institutional          2.00%
         Share expense limitation) 4

----------------------

(1)  The Fund imposes a $9.00 charge only on redemptions by wire transfer.

(2)  See "MANAGEMENT."

(3) The Investment Advisor is entitled to a fee for investment advisory and management services at an annual rate of up to .90% of the average weekly net assets of the Fund attributable to Institutional Shares. The Investment Advisor has voluntarily limited such fee during the first fiscal year of the Fund to an aggregate of .41% of average weekly net assets. However, there is no guarantee that the Investment Advisor will continue to voluntarily limit the amount of such fee beyond October 31, 1999.

(4) The Investment Advisor has voluntarily agreed to limit the total annual operating expenses of the Fund, solely attributable to Institutional Shares, to 2.00% of average daily net assets effective July 1, 1999 until at least December 31, 2000. However, there is no guarantee that the Investment Advisor will continue to voluntarily limit the total annual operating expenses of the Fund attributable to the Institutional Shares beyond December 31, 2000. In the absence of the voluntary fee waiver of the Investment Advisor and the Investment Advisor's voluntary expense limitation, estimated Total Annual Fund Operating Expenses would be 2.94% of estimated net assets.

     The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. These amounts are based upon payment by the Fund of operating expenses (excluding offering expenses) at the levels set forth in the table above.

     EXAMPLE

     An investor would pay the following expenses on a $1,000 investment assuming a 5% annual return, reinvestment of all dividends and distributions at net asset value and redemption at the end of each time period:


                              Institutional Shares
1 Year                                 $20

3 Years                                $63

                  The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. "Other Expenses" are based on estimated amounts for the current fiscal year. In the absence of the voluntary fee waiver of the Investment Advisor and the Investment Advisor's voluntary expense limitation, the estimated expenses set forth in the table above would be $30 and $91 for the one year and three year periods, respectively. Long-term investors in the Fund could pay more in 12b-1 fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. (the "NASD") THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE FUND AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while the examples assume a 5% annual return, the Fund's performance will vary and may result in a return greater or less than 5%. For a further description of the various costs and expenses incurred in the Fund's operation, see "MANAGEMENT."

THE CAPTION "INVESTMENT OBJECTIVES--GENERAL" AND THE INFORMATION SET FORTH THEREUNDER ARE REVISED BY DELETING THE SECOND PARAGRAPH OF SUCH SECTION IN ITS ENTIRETY AND INSERTING IN LIEU THEREOF THE FOLLOWING:

                  An index is a group of securities whose overall performance is used as a standard to measure investment performance. The DEM Index is comprised of stocks of 100 companies from the universe (the "DEM Universe") of companies that fit the DEM Profile ("DEM Companies"). These companies are selected to reflect the market capitalization and industry classification characteristics of the DEM Universe. The DEM Universe is a growing list of DEM Companies identified by an affiliate of the Investment Advisor that currently includes approximately 180 companies.

THE CAPTION "MANAGEMENT--THE INVESTMENT ADVISOR" AND THE INFORMATION SET FORTH THEREUNDER ARE REVISED BY INSERTING AS THE THIRD PARAGRAPH OF SUCH SECTION THE
FOLLOWING:

         The Investment Advisor has voluntarily agreed to limit the total annual operating expenses of the Fund, solely attributable to the Institutional Shares, to 2.00% of average daily net assets effective July 1, 1999 until at least December 31, 2000. However, there is no guarantee that the Investment Advisor will continue to voluntarily limit the total annual operating expenses of the Fund attributable to the Institutional Shares beyond December 31, 2000.





Domestic Emerging Markets-Registered Trademark- and DEM-Registered Trademark-are registered trademarks and the stylized C-Eagle Logo-TM-, DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM-DEM Index-TM- and DEM Multi-Manager-TM- are trademarks of Nathan A. Chapman, Jr.

                                 DEM INDEX FUND
                     A PORTFOLIO OF THE CHAPMAN FUNDS, INC.
                                 INVESTOR SHARES
                              INSTITUTIONAL SHARES

                       Supplement dated July 30, 1999
      to the Statement of Additional Information dated February 17, 1999

THE INFORMATION SET FORTH UNDER THE CAPTION "MANAGEMENT--THE INVESTMENT ADVISOR" IS REVISED BY INSERTING AS THE FIFTH, SIXTH AND SEVENTH PARAGRAPHS OF SUCH SECTION THE FOLLOWING:

         The Investment Advisor has voluntarily limited its total fees to the annual rate of .41% of the value of the Fund's average weekly net assets during the preceding month during the first fiscal year of the Fund. However, there is no guarantee that the Investment Advisor will continue to voluntarily limit the amount of such fee beyond October 31, 1999.

         The Investment Advisor has voluntarily agreed to limit the total annual operating expenses of the Fund, solely attributable to the Institutional Shares, to 2.00% of average daily net assets effective July 1, 1999 until at least December 31, 2000. However, there is no guarantee that the Investment Advisor will continue to voluntarily limit the total annual operating expenses attributable to the Institutional Shares beyond December 31, 2000.

         The Investment Advisor has voluntarily agreed to limit the total annual operating expenses of the Fund, solely attributable to the Investor Shares, to 2.69% of average daily net assets effective July 1, 1999 until at least December 31, 2000. However, there is no guarantee that the Investment Advisor will continue to voluntarily limit the total annual operating expenses attributable to the Investor Shares beyond December 31, 2000.

THE INFORMATION SET FORTH UNDER THE CAPTION "PERFORMANCE INFORMATION" IS REVISED BY DELETING THE FIRST PARAGRAPH OF SUCH SECTION IN ITS ENTIRETY AND INSERTING IN LIEU THEREOF THE FOLLOWING:

         The performance of the Fund may be compared to the record of the Standard & Poor's Corporation 500 Stock Index ("S&P 500 Stock Index"), the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Equity Index, the DEM Index, the DEM Universe of companies and returns quoted by Ibbotson Associates. The S&P 500 Stock Index is a well known measure of the price performance of 500 leading larger domestic stocks which represents approximately 80% of the market capitalization of the United States equity market. In comparison, the Nasdaq Composite Index is comprised of all stocks on Nasdaq's National Market. The Nasdaq Composite Index has typically included smaller, less mature companies representing 10% to 15% of the capitalization of the entire domestic equity market. Both indices are unmanaged and capitalization weighted. In general, the securities comprising the Nasdaq Composite Index are more growth oriented and have a somewhat higher "beta" and P/E ratio than those in the S&P 500 Stock Index. The Russell 2000 Index is a capitalization weighted index which measures total return (and includes in such calculation dividend income and price appreciation). The Russell 2000 is generally regarded as a measure of small capitalization performance. It is a subset of the Russell 3000 Index. The Russell 3000 is comprised of the 3000 largest U.S. companies. The Russell 2000 is comprised of the smallest 2000 companies in the Russell 3000 Index. The Wilshire 5000 Index is a broad measure of market performance and represents the total dollar value of all common stocks in the United States for which daily pricing information is available. This index is also capitalization weighted and captures total return. The DEM Universe is a growing list of companies identified by the Investment Advisor that are controlled by African
Americans, Asian Americans, Hispanic/Latino Americans or women. The DEM Index was created by the Investment Advisor and is comprised of 100 companies from the DEM Universe that reflect the market capitalization and industry classification characteristics of the DEM Universe. The DEM Index is weighted by market capitalization and is intended as a performance measure of the DEM Universe. The small company stock returns quoted by Ibbotson Associates are based upon the smallest quintile of the NYSE, as well as similar capitalization stocks on the American Stock Exchange and Nasdaq. This data base is unmanaged and capitalization weighted.




Domestic Emerging Markets-Registered Trademark- and DEM-Registered Trademark-are registered trademarks and the stylized C-Eagle Logo-TM-, DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM-DEM Index-TM- and DEM Multi-Manager-TM- are trademarks of Nathan A. Chapman, Jr.